Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Summary Of Provisions And Other Liabilities	Provisions and other liabilities

(in €‘000)	December 31, 2023	December 31, 2022
Jubilee provision
Current	—	—
Non-current	35	26
Total	35	26
Defined benefit provision
Current	37	—
Non-current	500	449
Total	537	449
Restructuring provision
Current	62	144
Non-current	—	—
Total	62	144
Warranty provision
Current	218	273
Non-current	72	—
Total	290	273
Share-based payment provision
Current	16,677	16,806
Non-current	10,217	—
Total	26,894	16,806
Other provisions
Current	1,649	—
Non-current	969	45
Total	2,618	45
Total provisions and other liabilities
Current	18,643	17,223
Non-current	11,793	520
Total	30,436	17,743

Summary Of Restructuring Provision	The carrying amount of the restructuring provision recorded in the consolidated statement of financial position and the movements in the restructuring provision for the years ended December 31, 2023 and 2022 are presented below.

(in €‘000)	2023	2022
Current portion	144	248
Non-current portion	—	—
Carrying amount at January 1	144	248
Movements
Additions	60	—
Releases		—
Used during the year	(142)	(104)
Interest accretion	—	—
Carrying amount at December 31	62	144
Current portion	62	144
Non-current portion	—	—
Carrying amount at December 31	62	144

Summary Of Maturities Of Total Provisions
Maturities of total provisions as at December 31, 2023 are as follows:

(in €‘000)	Amounts due within one year	Amounts due between one and five years	Amounts due after five years	Total
Jubilee provision	—	—	35	35
Defined benefit provision	37	116	384	537
Restructuring provision	62	—	—	62
Warranty provision	218	72	—	290
Share-based payment provision	16,677	10,217	—	26,894
Other provisions	1,649	—	969	2,618
Total	18,643	10,405	1,388	30,436